Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Earnings per share [Table Text Block]
	Year ended December 31,
	2020	2019

Earnings ($)
Net income (loss) for the year	57,376	(167,928)

Number of shares
Weighted average number of ordinary shares - basic	223,655,880	225,867,169
Effect of dilutive share options	1,263,594	—
Weighted average number of ordinary shares - diluted	224,919,474	225,867,169